Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Revenues	$ 100,904,000	$ 99,241,000	$ 202,084,000	$ 195,012,000
Vessel operating expenses	(26,001,000)	(22,412,000)	(49,389,000)	(44,265,000)
General and administrative expenses	(4,642,000)	(5,864,000)	(8,799,000)	(11,292,000)
Deferred and Capitalized Expenses | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses		0		0
Deferred and Capitalized Expenses Reimbursed | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses	(400,000)		(500,000)
Affiliated Entity
Related Party Transaction [Line Items]
Revenues	8,564,000	8,933,000	17,555,000	18,646,000
Vessel operating expenses	(4,264,000)	(5,234,000)	(9,580,000)	(9,916,000)
General and administrative expenses	(2,355,000)	(2,967,000)	(4,462,000)	(5,229,000)
Affiliated Entity | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses	$ 0	$ 0	$ (507,000)	$ 0
Teekay Corporation | Arctic Spirit and Polar Spirit
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor			10 years
Teekay Corporation | Arctic Spirit and Polar Spirit | Maximum
Related Party Transaction [Line Items]
Additional time period for fixed-rate time-charters contract			15 years